Basis of Presentation	12 Months Ended
	Oct. 31, 2018	Aug. 31, 2018
Reserve Quantities [Line Items]
Basis of Presentation

2.	Basis of Preparation

Statement of Compliance

These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Interpretation Committee (“IFRIC”). The policies applied in these Consolidated Financial Statements are based on IFRS issued and outstanding as of January 1, 2018. The Board of Directors approved the Consolidated Financial Statements on December 31, 2018.

Basis of Measurement

The Consolidated Financial Statements have been prepared on a historical cost basis except for certain financial instruments measured at fair value.

Functional and Presentation Currency

The functional and presentation currency of the parent Novicius and its wholly owned subsidiaries ICE Studio, DoubleTap and Acquisition Corp., is Canadian dollars.

Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Basis of Presentation

2.	Basis of Presentation

a)	Statement of Compliance

The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

These consolidated financial statements were approved and authorized for issuance by the managing member of the LLC on June 8, 2022.

b)	Basis of Measurement

The consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments and biological assets, which are measured at fair value as described herein.

c)	Functional and Presentation Currency

The Company and its affiliates’ functional currency is the United States (“U.S.”) dollar. These consolidated financial statements are presented in U.S. dollars.

d)	Basis of Consolidation

The Subsidiaries are controlled by the Company, as the Company is exposed, or has rights, to variable returns from its involvement with the Subsidiaries and has the ability to affect those returns through its power over the Subsidiaries by way of its ownership of all of the issued and outstanding common shares. The financial statements of subsidiaries are included in these consolidated financial statements from the date that control commences until the date control ceases. All significant inter-company balances and transactions have been eliminated upon consolidation